Fair Value Quantitative and Qualitative Disclosures - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets and liability [line items]
Rate of Interest	4.49408%
Equity Instruments At Fair Value Through Profit Or Loss	$ 2,616,728	$ 79,249
Number of Shares on Financial Assets	8,910,878
Gains (losses) on financial assets at fair value through profit or loss	$ 7,932,797	$ 1,940,516	$ 1,453,442
Gain from derivative financial instruments out options [member]
Disclosure of fair value measurement of assets and liability [line items]
Gains (losses) on financial assets at fair value through profit or loss	565,217
Gain from derivative financial instruments out options [member] | Bottom of range [member]
Disclosure of fair value measurement of assets and liability [line items]
Gains (losses) on financial assets at fair value through profit or loss	556,306
Gain from derivative financial instruments out options [member] | Top of range [member]
Disclosure of fair value measurement of assets and liability [line items]
Gains (losses) on financial assets at fair value through profit or loss	592,662
Prisma Medios de Pago SA [member]
Disclosure of fair value measurement of assets and liability [line items]
Equity Instruments At Fair Value Through Profit Or Loss	2,501,196
Prisma Medios de Pago SA [member] | Bottom of range [member]
Disclosure of fair value measurement of assets and liability [line items]
Equity Instruments At Fair Value Through Profit Or Loss	2,406,774
Prisma Medios de Pago SA [member] | Top of range [member]
Disclosure of fair value measurement of assets and liability [line items]
Equity Instruments At Fair Value Through Profit Or Loss	$ 2,604,215